Consolidated Balance Sheets - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Current assets:
Cash and cash equivalents	$ 194.1	$ 223.8
Accounts receivable, less allowances (2015 - $44.4; 2014 - $41.0)	298.9	312.7
Inventories:
Finished products	448.0	398.1
Raw materials and work-in-process	18.6	15.9
Total inventories	466.6	414.0
Deferred income taxes	0.0	28.1
Prepaid expenses and other current assets	54.2	63.6
Total current assets	1,013.8	1,042.2
Property, plant and equipment:
Gross cost	431.5	415.3
Accumulated depreciation	(299.9)	(278.5)
Property, plant and equipment, net	131.6	136.8
Other assets:
Goodwill	429.1	438.8
Indefinite-lived intangibles	685.4	690.5
Amortizable intangibles, net	97.3	112.1
Deferred income taxes	3.7	2.8
Other	73.5	68.1
Total other assets	1,289.0	1,312.3
Total assets	2,434.4	2,491.3
Current liabilities:
Accounts payable	199.7	149.4
Accrued salaries and wages	28.5	36.1
Other accrued liabilities	108.2	108.5
Current maturities of long-term debt	16.9	46.7
Total current liabilities	353.3	340.7
Long-term debt, less current maturities	792.9	840.9
Accrued pension liabilities	109.6	128.1
Deferred income taxes	178.6	217.0
Other liabilities	30.3	26.6
Wolverine World Wide, Inc. stockholders’ equity:
Common stock, $1 par value: authorized 320,000,000 shares; shares issued, including treasury shares: 2015 - 103,915,928; 2014 - 102,253,150	103.9	102.3
Additional paid-in capital	75.9	40.1
Retained earnings	950.8	852.2
Accumulated other comprehensive loss	(56.1)	(49.5)
Cost of shares in treasury: 2015 - 5,457,726; 2014 - 416,812	(110.8)	(11.6)
Total Wolverine World Wide, Inc. stockholders’ equity	963.7	933.5
Noncontrolling interest	6.0	4.5
Total stockholders’ equity	969.7	938.0
Total liabilities and stockholders’ equity	$ 2,434.4	$ 2,491.3